Average Annual Total Returns - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIP Target Volatility Portfolio	Apr. 30, 2025
VIP Target Volatility Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.94%
Past 5 years	5.35%
Past 10 years	5.80%
VIP Target Volatility Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.80%
Past 5 years	5.20%
Past 10 years	5.65%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1806
Average Annual Return:
Past 1 year	10.39%
Past 5 years	6.48%
Past 10 years	6.76%